Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Operating Leases, Rent Expense	$ 619,000	$ 145,000	$ 436,000
Lease Expiration Date	Feb. 28, 2016